Schedule of Change in Fair Value of the Convertible Notes at Fair Value (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Gain on extinguishment of debt recorded as a capital transaction			$ (343)
Change in fair value of Related Party Convertible note, Convertible Notes at Fair Value and Forward Purchase derivative liability		$ 1,076
Forward purchase derivative recognized in connection with the merger on October 22, 2025		8,616
Reclassification from convertible note payable		300
Related Party Convertible Notes Payable At Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes at fair value, beginning balance		6,524	3,764
Issuance of convertible notes at fair value
Gain on extinguishment of debt recorded as a capital transaction			(343)
Change in fair value of Related Party Convertible note, Convertible Notes at Fair Value and Forward Purchase derivative liability		(2,056)	3,103
Convertible notes at fair value, ending balance			6,524
Conversion into Fusemachines Inc. common stock to give effect of reverse capitalization of the merger (Refer Note 20)		(4,168)
Reclassification from convertible note payable	[1]	300
January 2024 Convertible Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes at fair value, beginning balance		8,986
Issuance of convertible notes at fair value			6,500
Gain on extinguishment of debt recorded as a capital transaction
Change in fair value of Related Party Convertible note, Convertible Notes at Fair Value and Forward Purchase derivative liability		(3,664)	2,486
Convertible notes at fair value, ending balance			8,986
Conversion into Fusemachines Inc. common stock to give effect of reverse capitalization of the merger (Refer Note 20)		(5,322)
Forward Purchase Derivative Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes at fair value, beginning balance
Issuance of convertible notes at fair value
Gain on extinguishment of debt recorded as a capital transaction
Change in fair value of Related Party Convertible note, Convertible Notes at Fair Value and Forward Purchase derivative liability		1,076
Convertible notes at fair value, ending balance		9,692
Forward purchase derivative recognized in connection with the merger on October 22, 2025		8,616
Conversion into Fusemachines Inc. common stock to give effect of reverse capitalization of the merger (Refer Note 20)

[1]	In connection with the Business Combination on October 22, 2025, all outstanding convertible notes, including both related party and third-party balances, were converted into equity in accordance with their respective terms. Accordingly, no convertible notes remained outstanding as of December 31, 2025, except for the note related to Dolma Impact Fund I (“Dolma”) amounting to $300 thousand, which was reclassified from a convertible note to a related party note payable on demand.